Equity - Schedule of shareholders in percent (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	100.00%	100.00%
% economic participation	100.00%	100.00%
David Neeleman
Disclosure of classes of share capital [line items]
% economic participation	4.50%	4.50%
Shareholders Trip(a)
Disclosure of classes of share capital [line items]
% economic participation	5.00%	5.40%
United Airlines Inc
Disclosure of classes of share capital [line items]
% economic participation	7.80%	7.80%
Blackrock
Disclosure of classes of share capital [line items]
% economic participation	4.80%	4.80%
Others
Disclosure of classes of share capital [line items]
% economic participation	77.80%	77.40%
Treasury shares
Disclosure of classes of share capital [line items]
% economic participation	0.10%	0.10%
Common shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	67.00%	67.00%
Common shares | Shareholders Trip(a)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	33.00%	33.00%
Common shares | United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Blackrock
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Others
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Treasury shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Preferred shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	2.20%	2.20%
Preferred shares | Shareholders Trip(a)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	4.00%	4.40%
Preferred shares | United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	8.00%	8.00%
Preferred shares | Blackrock
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	5.00%	5.00%
Preferred shares | Others
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	80.70%	80.30%
Preferred shares | Treasury shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.10%	0.10%